5. Long - Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Long - Term Debt

Long-term debt at June 30, 2012 and December 31, 2011 is as follows:

	2012	2011
Note payable to De Lage Landen financial Services, bearing interest at 5.3%; payable in monthly installments of $549; maturing
March 2016; collateralized by equipment.	$22,361	$-

Note payable to Western States Equipment Co., bearing interest at 6.15%; payable in monthly installments of $2,032; maturing
June 2015; collateralized by equipment.	66,668	77,040

Note payable to CNH Capital America, LLC, bearing interest
at 4.5%; payable in monthly installments of $505; maturing
June 2013; collateralized by equipment.	5,904	8,648

Note payable to GE Capital, bearing interest at 2.25%; payable in monthly installments of $359; maturing July 2013; collateralized by
equipment.	4,955	6,531

Note payable to Robert and Phyllis Rice, bearing interest
at 1%; payable in monthly installments of $2,000; maturing
March 2015; collateralized by equipment.	65,206	80,882

Note payable to De Lage Landen Financial Services
at 5.2%; payable in monthly installments of $709; maturing
July 2014; collateralized by equipment.	16,104	19,229

Note payable to Catepillar Finance, bearing interest
at 6.15%; payable in monthly installments of $766; maturing
August 2014; collateralized by equipment.	18,597	21,990

Note payable to De Lage Landen Financial Services
at 5.2%; payable in monthly installments of $697; maturing
January 2015; collateralized by equipment.	20,202	23,529

Note payable for Corral Blanco land, bearing interest
at 6%; payable in three installments; maturing
May 1, 2013; collateralized by land.	173,494

Total debt	393,491	237,849
Less current portion	(258,988)	(79,631)
Noncurrent portion	$134,503	$158,218